Other non-operating (expenses) income (Details)	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Continuing operations
Unrealized exchange (loss) gain	$ 415,023	2,547,161	2,129,423	(2,717,886)
Others	437,971	2,688,008	2,632,915	1,538,027
Other non-operating income (expenses)	$ 852,994	5,235,169	4,762,338	(1,179,859)